WORKFORCE REDUCTION (Details) (USD $)	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012
Restructuring Reserve [Roll Forward]
Balance	$ 809,000,000	$ 1,780,000,000
Charge for Separation Benefits	863,000,000	1,655,000,000
Payments for Separation Benefits	(1,299,000,000)	(2,626,000,000)
Balance	373,000,000	809,000,000
Increase in employees (in hundredths)	5.20%
Television [Member]
Restructuring Reserve [Roll Forward]
Balance	0
Charge for Separation Benefits	56,000,000
Payments for Separation Benefits	(13,000,000)
Balance	43,000,000
Publishing [Member]
Restructuring Reserve [Roll Forward]
Balance	809,000,000	1,780,000,000
Charge for Separation Benefits	807,000,000	1,655,000,000
Payments for Separation Benefits	(1,286,000,000)	(2,626,000,000)
Balance	330,000,000	809,000,000
Publishing Operating Costs and Expenses [Member]
Restructuring Reserve [Roll Forward]
Charge for Separation Benefits	698,000
Selling and Administrative Expenses [Member]
Restructuring Reserve [Roll Forward]
Charge for Separation Benefits	165,000
Pre tax Charge For Separation Benefits [Member]
Restructuring Reserve [Roll Forward]
Charge for Separation Benefits	$ 863,000